Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended			4 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2010 IPAYMENT, INC. [Member]	Dec. 31, 2009 IPAYMENT, INC. [Member]	Dec. 31, 2008 IPAYMENT, INC. [Member]	Sep. 30, 2011 IPAYMENT, INC. [Member] Successor [Member]	May 23, 2011 IPAYMENT, INC. [Member] Predecessor [Member]	Sep. 30, 2010 IPAYMENT, INC. [Member] Predecessor [Member]	Dec. 31, 2010 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2009 IPAYMENT HOLDINGS, INC. [Member]	Dec. 31, 2008 IPAYMENT HOLDINGS, INC. [Member]	Sep. 30, 2011 IPAYMENT HOLDINGS, INC. [Member] Successor [Member]	May 23, 2011 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]	Sep. 30, 2010 IPAYMENT HOLDINGS, INC. [Member] Predecessor [Member]
Cash flows from operating activities:
Net income	$ 22,828	$ 15,328	$ 15,290	$ (3,502)	$ (1,253)	$ 15,747	$ 22,828	$ 15,328	$ 15,290	$ (9,010)	$ (1,961)	$ 15,747
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	41,221	45,828	38,041	25,000	16,441	30,476	41,221	45,828	38,041	25,000	16,441	30,476
Noncash interest expense and other	3,217	2,584	2,433	981	7,529	1,938	3,217	2,584	2,433	1,126	7,539	1,938
Loss on disposal of property and equipment				334	262	278				334	262	278
Changes in assets and liabilities, excluding effects of redemption and acquisitions:
Accounts receivable	(2,465)	(1,001)	(967)	3,005	48	1,887	(2,465)	(1,001)	(967)	3,005	48	1,887
Prepaid expenses and other current assets	272	344	612	169	(457)	223	272	344	612	169	(457)	223
Other assets	(3,049)	(5,804)	(5,851)	(1,593)	(1,148)	(3,822)	(3,049)	(5,804)	(5,851)	(1,348)	(1,392)	(3,822)
Accounts payable and income taxes payable	2,422	3,139	(2,353)	(3,807)	(10,632)	(2,246)	2,422	3,139	(2,353)	(5,078)	(10,801)	(2,246)
Accrued interest	(151)	(313)	(218)	12,306	2,960	4,615	(151)	(313)	(218)	18,940	3,826	4,615
Accrued liabilities and other	(2,301)	2,600	(548)	(8,695)	6,219	(5,736)	(2,301)	2,600	(548)	(8,695)	6,219	(5,736)
Net cash provided by operating activities	61,994	62,705	46,439	24,198	19,969	43,360	61,994	62,705	46,439	24,443	19,724	43,360
Cash flows from investing activities:
Change in restricted cash	124	9	267	7		23	124	9	267	7		23
Expenditures for property and equipment	(2,904)	(2,304)	(2,374)	(4,631)	(1,571)	(2,169)	(2,904)	(2,304)	(2,374)	(4,631)	(1,571)	(2,169)
Investment in merchant advances		4,460	(4,344)					4,460	(4,344)
Proceeds from disposition of noncontrolling interest, net of cash disposed		2,772						2,772
Acquisitions of businesses and portfolios, net of cash acquired	(25,000)	(24,629)	(22,063)				(25,000)	(24,629)	(22,063)
Payments related to businesses previously acquired		(2,734)						(2,734)
Acquisitions of merchant portfolios				(24,300)						(24,300)
Payments for prepaid residual expenses	(6,315)	(5,126)	(4,160)	(1,014)	(539)	(4,865)	(6,315)	(5,126)	(4,160)	(1,014)	(539)	(4,865)
Net cash used in investing activities	(34,095)	(27,552)	(32,674)	(29,938)	(2,110)	(7,011)	(34,095)	(27,552)	(32,674)	(29,938)	(2,110)	(7,011)
Cash flows from financing activities:
Net borrowings (repayments) on line of credit	100	10,900	(2,200)	6,000	(15,500)	(10,850)	100	10,900	(2,200)	6,000	(15,500)	(10,850)
Repayments of debt	(27,000)	(47,000)	(8,009)	(14,500)	(615,138)	(24,500)	(27,000)	(47,000)	(8,009)	(14,500)	(615,138)	(24,500)
Dividends	(1,000)			(400)	(135,539)	(1,000)	(1,000)			(400)	(257,335)	(1,000)
Proceeds from issuance of long-term debt, net of discount					785,125						910,125
Debt issuance costs				(1,570)	(19,825)					(1,815)	(22,784)
Distributions to noncontrolling interest in equity of subsidiary		(2,640)						(2,640)
Net cash used in financing activities	(27,900)	(38,740)	(10,209)	(10,470)	(877)	(36,350)	(27,900)	(38,740)	(10,209)	(10,715)	(632)	(36,350)
Net (decrease) increase in cash and cash equivalents	(1)	(3,587)	3,556	(16,210)	16,982	(1)	(1)	(3,587)	3,556	(16,210)	16,982	(1)
Cash and cash equivalents, beginning of period	2	3,589	33	16,983	1	2	2	3,589	33	16,983	1	2
Cash and cash equivalents, end of period	1	2	3,589	773	16,983	1	1	2	3,589	773	16,983	1
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	14,197	13,712	13,917	294	11,518	11,897	14,197	13,712	13,917	294	11,518	11,897
Cash paid during the period for interest	43,231	44,218	54,072	10,453	11,596	27,743	43,231	44,218	54,072	10,453	11,596	27,743
Supplemental schedule of non-cash activities:
Accrual of deferred payments for acquisitions of businesses			2,456						2,456
Non-cash increases in assets from Equity Redemption:
Intangible assets				127,543						127,543
Goodwill			$ (2,277)	$ 155,582					$ (2,277)	$ 156,289